Loans and Debentures	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about borrowings [abstract]
Loans and Debentures
Note 15 – Loans and Debentures

Following are the contractual conditions of the Group’s interest-bearing loans and credit, which are measured based on amortized cost. Additional information regarding the Group’s exposure to interest risks, foreign currency and liquidity risk is provided in Note 30, in connection with financial instruments.

	As at December 31
	2018	2017
	$ thousands
Current liabilities
Short-term loans from banks, financial institutions and others (1)	-	317,684
	-	317,684
Current maturities of long-term liabilities:
Loans from banks, financial institutions and others	20,302	123,908
Non-convertible debentures	2,933	6,364
	23,235	130,272
Total current liabilities	23,235	447,956
Non-current liabilities
Loans from banks and financial institutions	487,759	503,785
Non-convertible debentures	75,476	84,758
Total non-current liabilities	563,235	588,543

Total liabilities	586,470	1,036,499

(1)	Balances as at December 31, 2017 mainly relate to loans from related parties (see Note 29.D).

A.	Classification based on currencies and interest rates

	Weighted-average interest rate December 31	As at December 31,
	2018	2018	2017
	%	$ Thousands
Non-current liabilities (including current maturities)

Debentures
In shekels	4.45%	78,409	91,122
		78,409	91,122
Loans from financial institutions (including financing lease)
In dollars	-	-	99,964
In shekels	4.72%	508,061	527,729
		508,061	627,693

		586,470	718,815

As at December 31, 2018, all loans and debentures relate to liabilities incurred by OPC.

Long term loans from banks and others

B.
Overseas Investments Peru — On May 9, 2016, Overseas Investments Peru S.A., a 100% whole-owned subsidiary of ICP, signed a $100 million Credit Facility with Credit Suisse AG. The proceeds from this facility were fully drawn on August 31, 2016. This facility had an original maturity on November 9, 2017 bears an interest rate of 90-day Libor plus 5.00% (from the funding date to the 6-month anniversary of the funding date); 90-day Libor plus 5.75% (from one day after the 6-month anniversary to the 12-month anniversary of the funding date); and 90-day Libor plus 6.50% thereafter. On September 8, 2017, Overseas Investment Peru signed an amendment changing the final maturity date to May 9, 2019. As of December 31, 2017, the outstanding principal amount under this facility was $ 100 million. ($99.9 million, net of transaction costs) ($97 million, net of transaction costs as of December 31, 2016).

On January 3, 2018, this loan was fully repaid for a total amount of $101 million (including interest accrued).

C.
OPC Rotem - In January 2011, OPC entered into a financing agreement with a consortium of lenders led by Bank Leumi L’Israel Ltd (“Bank Leumi”) (shareholder of Kenon - 14% shareholding) for the financing of its power plant project. The financing consortium includes Bank Leumi and institutional entities from the following groups: Clal Insurance Company Ltd.; Amitim Senior Pension Funds; Phoenix Insurance Company Ltd.; and Harel Insurance Company Ltd (“OPC’s lenders”). As part of the financing agreement, the lenders committed to provide OPC a long-term credit facility (including a facility for variances in the construction costs), a working capital facility, and a facility for financing the debt service, in the overall amount of approximately NIS 1,800 million (approximately $480 million). The loans are CPI linked and are repaid on a quarterly basis beginning in the fourth quarter of 2013 until 2031. As part of the financing agreement, OPC had certain restrictions to make distributions of dividends and repayments of shareholders’ loans, only after the third year after the completion of OPC’s power plant. On October 13, 2015, OPC and the senior lenders amended the Facility Agreement to remove this restriction.

As part of the Facility Agreement, OPC is required to keep a Debt Service Reserve equivalent to the following two quarterly debt payments (hereinafter- “the reserve”) within the period of two years following power plant construction completion. As of December 31, 2018 and 2017, the amount of the reserve is NIS51 million (approximately $14 million) and NIS72 million (approximately $19 million) respectively.

As of December 31, 2018 and 2017, OPC used NIS7 million (approximately $1.9 million) and NIS5 million (approximately $1.3 million), respectively from the guarantee.

Under the Facility Agreement, OPC and IC Power Asia Development Ltd (“ICPAD”) together and the non-controlling interests in Rotem ("Veridis"), issued corporate guarantees in favor of Rotem in amounts of NIS92 million (approximately $24.5 million) and NIS23 million (approximately $6.1 million), respectively.

In December 2017, an amended credit facility agreement was signed, according to which ICPAD was released from the corporate guarantee, in return for the accumulation of an additional fund in Rotem in the amount of NIS 57.5 million (approximately $15.3 million) ("the owners' guarantee fund") such that as at December 31, 2018, the corporate guarantee of OPC and Veridis amounts to NIS 72.5 million (approximately $19.3 million), according to their relative portion in holdings. The owners' guarantee fund is subject to an adjustment mechanism under which in certain coverage ratios it can reach a maximum amount of NIS115 million (approximately $31 million). The owners’ guarantee fund will accumulate in the following manner – NIS20 million (approximately $5.3 million) upon signing the amended credit agreement and the balance will accumulate over 24 months in semi-annual deposits. After the completion of the accumulation of the owners’ guarantee fund, Veridis and OPC will be released from the corporate guarantee. As at December 31, 2018, the owners’ guarantee fund amounted to NIS39 million (approximately $10.4 million).

D.
OPC Hadera - In July 2016, Hadera entered into a financing agreement for the senior debt (hereinafter – “the Hadera Financing Agreement”) with Israel Discount Bank Ltd. (hereinafter – “Bank Discount”) and Harel Insurance Company Ltd. (hereinafter – “Harel”) to finance the construction of the Hadera Power Plant, whereby the lenders undertook to provide Hadera credit frameworks, mostly linked to the CPI, in the amount of NIS 1,006 million  in several facilities (some of which are alternates): (1) a long‑term credit facility (including a framework for changes in construction and related costs); (2) a working capital facility; (3) a debt service reserves account and a VAT facility; (4) a guarantees facility; and (5) a hedge facility. In December 2017, Bank Discount assigned to Clal Pension and Provident Ltd. and Atudot Pension Fund for Salaried Employees and Self-Employed Persons Ltd. 43.35% of its share in the long‑term credit facility (including the facility for changes in construction and related costs). In March 2017, the Electricity Authority confirmed that Hadera had complied with a milestone for a financial closing, as stipulated in the conditional license for construction of the power station.

Some of the loans in the Hadera Financing Agreement are linked to the CPI and some are unlinked. The loans accrue interest at the rates specified in the agreement and are to be repaid in quarterly installments according to the repayment schedules specified in the Hadera Financing Agreement over a period of 18 years from the commencement date of the repayments in accordance with the provisions of the agreement (which will commence about six months after the commercial operation of the Hadera power station).

As at the date of the report, Hadera withdrew a total of NIS 616 milllion (approximately $164 million) out of the Financing Agreement of Hadera. During 2018, Hadera’s withdrawals amounted to a total of NIS 122 million (approximately $34 million). The interest rate on the withdrawn amounts up to the date of the report ranges between about 3.1% and about 3.9% on the CPI-linked loans and between about 4.7% and about 5.4% on the loans not linked to the CPI.

Debentures

E.
In May, 2017, OPC issued debentures (Series A) to classified investors under a private placement, which were listed for trade on the Institutional Continuous Trading Platform. The debentures, with a par value of NIS 320 million (approximately $85 million), bear annual interest at the rate of 4.95% and are repayable, principal and interest, every six months, commencing on June 30, 2018 (on June 30 and December 30 of every calendar year) through December 30, 2030. Under the terms, the interest on the debentures will be reduced by 0.5% in the event of their listing for trade on the main list of the TASE. The debentures have received a rating of A3 from Midroog and A- from S&P Global Ratings Maalot Ltd. (hereinafter -– “Maalot”).

On August 20, 2017, OPC listed the debentures for trade in the stock exchange under an issuance and the listing of its shares for trade and accordingly, from that date, interest on the debentures (Series A) was reduced by 0.5% and is 4.45% per year.

According to the trust deed from May 2017, OPC has registered, in favor of the trustee on behalf of the holders of the debentures, a first-ranking floating charge, unlimited in amount, on all of its assets. The floating charge will not preclude OPC from pledging specific assets and the performance of other asset dispositions by OPC.

The trust deed contains customary clauses for calling for the immediate redemption of the debentures, including events of default, insolvency, liquidation proceedings, receivership, stay of proceedings and creditors' arrangements, certain types of restructuring, material downturn in the position of OPC. The right to call for immediate redemption also arises upon: (1) the occurrence of certain events of loss of control by Kenon; (2) the call for immediate repayment of other debts (or guarantees) of the Company or of Hadera or Rotem in certain predefined minimum amounts; (3) a change in the area of operation of OPC such that OPC's main area of activity is not in the energy sector in Israel, including electricity generation in power plants and with renewable energy sources; (4) in the event that a rating is discontinued over a certain period of time, and the rating of the debentures falls below the level of Baa3 (or BBB-);  and (5) in the event of suspending trading for a certain time period if the debentures are listed for trade on the main list of the Stock Exchange. All of such conditions, pursuant to the terms set out in the trust deed.

Additionally, OPC has created a reserve for the servicing of the debt, out of the issuance consideration, in the amount of 18 months of principal and interest and to comply with financial covenants and limitations on distributions such that the historical debt coverage ratio will not be less than 1.2, there must be minimum shareholders’ equity of NIS 80 million and an “equity to total assets” ratio of at least 12.5%. As at the date of the report OPC was in compliance with all the financial covenants in accordance with the trust certificate.

Additionally, restrictions imposed on distributions, provision of loans to related parties and repayment of loans to related parties, are included as set forth in the trust deed, including compliance with certain covenants.

The terms of the debentures also provide for the possible raising of the interest rate in certain cases of lowering the rating, in certain cases of breach of financial covenants, and in certain cases of use of the reserve for servicing the debt where the reserve is not sufficiently funded within the time frame that is set forth in the trust deed. The ability of OPC to expand the debenture series was limited under certain circumstances, including maintaining the rating of the debentures at its level shortly prior to the expansion of the series and the lack of breach. Additionally, should OPC issue additional debentures that are not secured (or that are secured with a pari passu ranking floating charge), these will not have preference over the debentures (Series A) upon liquidation.